Business combinations - Intangible Assets from the Business Combination (Details) - 12 months ended Dec. 31, 2022 R$ in Thousands	BRL (R$)	Total	segment
Reclame Aqui | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 26,964
Useful life measured as period of time, intangible assets other than goodwill	5 years 9 months
Reclame Aqui | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate		0.140
Reclame Aqui | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 11,220
Useful life measured as period of time, intangible assets other than goodwill	5 years
Reclame Aqui | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			0.140
Reclame Aqui | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 288,964
Useful life measured as period of time, intangible assets other than goodwill	30 years 9 months
Reclame Aqui | Brand names [member] | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			0.140
Plugg [Member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 2,089
Useful life measured as period of time, intangible assets other than goodwill	3 years 7 months
Plugg [Member] | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate		0.150
Plugg [Member] | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 34,141
Useful life measured as period of time, intangible assets other than goodwill	5 years
Plugg [Member] | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			0.150
SimplesVet | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 6,826
Useful life measured as period of time, intangible assets other than goodwill	8 years
SimplesVet | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			14
SimplesVet | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 15,666
Useful life measured as period of time, intangible assets other than goodwill	6 years
SimplesVet | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.6
VHSYS | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 672
Useful life measured as period of time, intangible assets other than goodwill	3 years 4 months
VHSYS | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.9
VHSYS | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 22,798
Useful life measured as period of time, intangible assets other than goodwill	6 years
VHSYS | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.5
VHSYS | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 21,513
VHSYS | Brand names [member] | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.5
Linx S.A. [Member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 1,470,842
Linx S.A. [Member] | Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	31 years 6 months
Linx S.A. [Member] | Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	34 years 6 months
Linx S.A. [Member] | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			10.3
Linx S.A. [Member] | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 340,780
Linx S.A. [Member] | Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Linx S.A. [Member] | Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Linx S.A. [Member] | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			10.3
Linx S.A. [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 214,578
Useful life measured as period of time, intangible assets other than goodwill	5 years
Linx S.A. [Member] | Brand names [member] | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate		10.3	10.3
Linx S.A. [Member] | Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 24,365
Trampolin | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 1,460
Useful life measured as period of time, intangible assets other than goodwill	5 years
Trampolin | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			17.3
Collact | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 294
Useful life measured as period of time, intangible assets other than goodwill	2 years 7 months
Collact | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.8
Collact | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 1,115
Useful life measured as period of time, intangible assets other than goodwill	5 years
Collact | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment			13.8